HELLENIC REPUBLIC BANK SUPPORT PLAN (Tables)	12 Months Ended
Dec. 31, 2011
Hellenic Republic Bank Support Plan Tables [Abstract]
Hellenic Republic Bank Support Plan Tables [Text Block]

Pillar II - Government guaranteed short-term borrowings facility
Under the government-guaranteed borrowings facility, we participated in the second pillar of Greek Law 3723/2008 as follows:

Description	Issue date	Maturity date	Nominal amount in million EUR	Interest rate	Interest payment
Floating Rate Notes	April 26, 2010	April 2013	2,500.0	Three-month Euribor plus 1,200 bps	Quarterly(2)
Floating Rate Notes	May 4, 2010	May 2013	1,345.0(1)	Three-month Euribor plus 500 bps	Quarterly
Floating Rate Notes	May 4, 2010	May 2013	655.0	Three-month Euribor plus 1,200 bps	Quarterly(2)
Floating Rate Notes	June 28, 2010	June 2013	4,265.6	Three-month Euribor plus 1,200 bps	Quarterly(2)
Floating Rate Notes	December 23, 2010	December 2013	4,107.7	Three-month Euribor plus 1,200 bps	Quarterly(2)
Floating Rate Notes	June 7, 2011	June 2014	1,925.0	Three-month Euribor plus 1,200 bps	Quarterly(2)
Total			14,798.3
(1)	On December 20, 2011 and December 23, 2011, the Bank repurchased Notes of amount EUR 907.0 million (EUR 700.0 million and EUR 207.0 million, respectively) that were held by third parties and included in the Group’s Long-term debt (see Note 24 to the U.S. GAAP Financial Statements).
(2)	On June 3, 2011, the annual interest rate increased to three-month Euribor plus a margin of 1,200 bps.